Finance Receivables (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net investments in direct financing lease
Minimum lease payments receivable	$ 576,319	$ 611,549
Unguaranteed residual value	400,721	395,663
Gross minimum lease payments receivable	977,040	1,007,212
Less: unearned income	(509,209)	(540,076)
Net investments in properties	$ 467,831	$ 467,136